OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.0%
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	0.988%	$750,000	$747,542
SLM Student Loan Trust Series 2007-2 Class A2 (a)
07/25/17	0.239%	247,528	246,975
Total Asset-Backed Securities - Non-Agency (Cost: $993,939)			$994,517

	Shares	Value

Money Market Funds 101.2%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	49,829,779	$49,829,779
Total Money Market Funds (Cost: $49,829,779)		$49,829,779
Total Investments
(Cost: $50,823,718) (d)		$50,824,296(e)
Other Assets & Liabilities, Net		(1,576,326)
Net Assets		$49,247,970

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	2/12/2014	20,173,000 CHF	22,408,185 USD	156,835	—
Barclays Bank PLC	2/12/2014	22,607,000 GBP	37,090,514 USD	—	(71,068)
Credit Suisse Securities (USA) L.L.C.	2/12/2014	1,539,617,000 JPY	15,016,639 USD	—	(53,039)
State Street Bank & Trust Company	2/12/2014	5,046,000 NOK	815,502 USD	11,892	—
HSBC Securities (USA), Inc.	2/12/2014	14,994,495 USD	17,159,000 AUD	14,655	—
Standard Chartered Bank	2/12/2014	22,781,959 USD	24,815,000 CAD	—	(505,267)
State Street Bank & Trust Company	2/12/2014	38,610,038 USD	236,768,000 NOK	—	(903,120)
Standard Chartered Bank	2/14/2014	16,646,000 CAD	15,302,417 USD	359,777	—
HSBC Securities (USA), Inc.	2/14/2014	17,445,000 EUR	23,873,134 USD	345,007	—
Barclays Bank PLC	2/14/2014	178,000 GBP	295,711 USD	3,117	—
Credit Suisse Securities (USA) L.L.C.	2/14/2014	870,221,000 JPY	8,422,189 USD	—	(95,554)
Standard Chartered Bank	2/14/2014	14,984,989 USD	16,646,000 CAD	—	(42,348)
HSBC Securities (USA), Inc.	2/14/2014	23,816,263 USD	17,445,000 EUR	—	(288,137)
Barclays Bank PLC	2/14/2014	291,302 USD	178,000 GBP	1,291	—
Credit Suisse Securities (USA) L.L.C.	2/14/2014	8,392,526 USD	870,221,000 JPY	125,218	—
Total				1,017,792	(1,958,533)

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     The rate shown is the seven-day current annualized yield at January 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	89,933,495	51,896,863	(92,000,579)	49,829,779	15,756	49,829,779

(d)                                     At January 31, 2014, the cost of securities for federal income tax purposes was approximately $50,823,718 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$589
Unrealized Depreciation	(11)
Net Unrealized Appreciation	$578

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	994,517	—	994,517
Total Bonds	—	994,517	—	994,517
Mutual Funds
Money Market Funds	49,829,779	—	—	49,829,779
Total Mutual Funds	49,829,779	—	—	49,829,779
Investments in Securities	49,829,779	994,517	—	50,824,296
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,017,792	—	1,017,792
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,958,533)	—	(1,958,533)
Total	49,829,779	53,776	—	49,883,555

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
AUSTRALIA 18.1%
Amcor Ltd.	752,690	$7,060,469
Ansell Ltd.	160,808	2,695,604
Australia and New Zealand Banking Group Ltd.	359,125	9,459,448
BHP Billiton Ltd.	358,582	11,451,422
Commonwealth Bank of Australia	133,297	8,654,498
CSL Ltd.	110,882	6,825,003
Lend Lease Group	771,621	7,107,938
Macquarie Group Ltd.	107,214	5,057,743
Mirvac Group	2,519,876	3,682,408
National Australia Bank Ltd.	493,934	14,359,452
QBE Insurance Group Ltd.	372,695	3,744,023
Rio Tinto Ltd.	162,827	9,252,177
Telstra Corp., Ltd.	2,192,381	9,867,496
Virtus Health Ltd. (a)	247,050	1,798,712
Wesfarmers Ltd.	193,694	7,106,963
Westpac Banking Corp.	317,996	8,570,495
Total		116,693,851
CHINA 21.4%
Anhui Conch Cement Co., Ltd., Class H	2,144,500	8,272,040
Baidu, Inc., ADR (a)	47,092	7,369,898
Bank of China Ltd., Class H	9,565,000	4,037,197
China Construction Bank Corp., Class H	15,493,380	10,732,986
China Mengniu Dairy Co., Ltd.	1,004,000	4,598,703
China Mobile Ltd.	408,000	3,893,269
China Oilfield Services Ltd.	1,704,000	4,569,838
China Overseas Land & Investment Ltd.	2,318,000	6,222,314
China Petroleum & Chemical Corp., Class H	5,454,000	4,308,083
China Unicom Hong Kong Ltd.	3,568,000	4,652,334
CIMC Enric Holdings Ltd.	2,954,000	4,739,180
CSPC Pharmaceutical Group Ltd.	2,420,000	2,006,436
Dongfeng Motor Group Co., Ltd., Class H	1,558,000	2,294,029
ENN Energy Holdings Ltd.	1,170,000	7,570,073
Great Wall Motor Co., Ltd., Class H	1,335,000	6,282,765
Guangdong Investment Ltd.	7,896,000	7,283,627
Huaneng Power International, Inc., Class H	5,040,000	4,705,630
Industrial & Commercial Bank of China Ltd., Class H	12,890,000	7,947,456
Lenovo Group Ltd.	4,922,000	6,347,884
Ping An Insurance Group Co. of China Ltd., Class H	843,000	6,812,985
Tencent Holdings Ltd.	202,600	14,204,269
Vipshop Holdings Ltd., ADS (a)	40,011	4,204,756

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,779,000	$5,485,803
Total		138,541,555
HONG KONG 12.9%
AIA Group Ltd.	3,487,200	16,074,418
BOC Hong Kong Holdings Ltd.	1,122,000	3,410,040
Cheung Kong Holdings Ltd.	491,000	7,283,381
Hutchison Whampoa Ltd.	1,185,000	14,674,963
Jardine Strategic Holdings Ltd.	58,500	1,898,708
Li & Fung Ltd.	2,516,000	3,483,264
Sa Sa International Holdings Ltd.	2,992,000	2,867,790
Samsonite International SA	1,852,200	5,078,540
Sands China Ltd.	1,802,000	13,838,024
Sun Hung Kai Properties Ltd.	240,630	2,934,103
Towngas China Co., Ltd.	4,893,000	5,694,234
Wharf Holdings Ltd.	932,900	6,350,645
Total		83,588,110
INDIA 7.2%
Apollo Hospitals Enterprise Ltd.	163,000	2,422,791
Bajaj Auto Ltd.	77,008	2,335,738
HCL Technologies Ltd.	324,200	7,565,488
HDFC Bank Ltd.	555,132	5,582,080
ICICI Bank Ltd.	238,260	3,740,796
ICICI Bank Ltd., ADR	98,869	3,180,616
Infosys Ltd., ADR	101,974	5,973,637
ITC Ltd.	1,123,366	5,833,719
Mahindra & Mahindra Ltd.	316,845	4,504,166
Motherson Sumi Systems Ltd.	462,381	1,506,588
Sun Pharmaceutical Industries Ltd.	431,692	4,057,503
Total		46,703,122
INDONESIA 1.5%
PT Bank Mandiri Persero Tbk	6,502,816	4,612,495
PT Surya Citra Media Tbk	10,688,062	2,318,742
PT Telekomunikasi Tbk	15,660,000	2,903,926
Total		9,835,163
ITALY 0.5%
Prada SpA	450,000	3,298,421
MALAYSIA 2.1%
CIMB Group Holdings Bhd	2,066,700	4,275,319
Malayan Banking Bhd	1,146,800	3,303,986
Tenaga Nasional Bhd	1,590,800	5,608,282
Total		13,187,587

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 3.8%
Alliance Global Group, Inc.	9,269,000	$5,523,186
Asia United Bank (a)	562,200	894,283
Ayala Corp.	255,452	2,952,072
GT Capital Holdings, Inc.	188,580	3,092,970
Metropolitan Bank & Trust Co.	2,875,922	4,803,749
Robinsons Retail Holdings, Inc. (a)	2,868,580	3,766,119
Universal Robina Corp.	1,373,330	3,574,702
Total		24,607,081
SINGAPORE 3.1%
Asian Pay Television Trust	3,650,000	2,187,779
DBS Group Holdings Ltd.	688,000	8,885,155
Keppel Corp., Ltd.	634,000	5,163,059
Oversea-Chinese Banking Corp., Ltd.	548,196	3,983,116
Total		20,219,109
SOUTH KOREA 12.6%
Halla Climate Control Corp. (a)	103,450	3,779,426
Hana Financial Group, Inc.	158,740	6,006,626
Hyundai Department Store Co., Ltd.	14,127	1,876,522
Hyundai Motor Co.	53,122	11,528,816
Korea Electric Power Corp. (a)	185,280	6,041,592
LG Chem Ltd.	15,657	3,750,628
LG Household & Health Care Ltd.	4,679	2,071,754
NAVER Corp. (a)	5,499	3,469,621
Samsung Electronics Co., Ltd.	17,835	21,120,363
Samsung Heavy Industries Co., Ltd.	113,730	3,528,887
SK Hynix, Inc. (a)	313,940	10,938,904
SK Telecom Co., Ltd.	36,253	7,304,447
Total		81,417,586
TAIWAN 9.3%
CTBC Financial Holding Co., Ltd.	12,959,858	8,531,278
Delta Electronics, Inc.	587,000	3,212,562
E.Sun Financial Holding Co., Ltd.	8,493,600	5,265,735
Fubon Financial Holding Co., Ltd.	915	1,291
Hon Hai Precision Industry Co., Ltd.	844,000	2,357,787
Huaku Development Co., Ltd.	1,088,000	2,665,680
Makalot Industrial Co., Ltd.	468,000	2,290,190

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
MediaTek, Inc.	655,000	$8,728,991
President Chain Store Corp.	470,000	3,147,064
Taiwan Cement Corp.	2,228,000	3,252,469
Taiwan Semiconductor Manufacturing Co., Ltd.	556,000	1,914,561
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,108,382	18,753,823
Total		60,121,431
THAILAND 3.2%
Advanced Information Service PCL, Foreign Registered Shares	633,000	4,009,156
Kasikornbank PCL, Foreign Registered Shares, NVDR	602,000	3,097,344
PTT Global Chemical PCL, Foreign Registered Shares	3,078,500	6,627,028
Siam Commercial Bank PCL (The), Foreign Registered Shares	855,400	3,853,291
Total Access Communication PCL, Foreign Registered Shares	816,200	2,367,297
Total Access Communication PCL, NVDR	265,100	768,893
Total		20,723,009
UNITED STATES 1.2%
News Corp., Class B	169,386	5,283,899
ResMed, Inc.	560,386	2,462,307
Total		7,746,206
Total Common Stocks (Cost: $572,219,581)		$626,682,231

Issuer	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	23,201,071	$23,201,071
Total Money Market Funds (Cost: $23,201,071)		$23,201,071
Total Investments
(Cost: $595,420,652) (d)		$649,883,302(e)
Other Assets & Liabilities, Net		(3,317,409)
Net Assets		$646,565,893

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at January 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,880,606	63,336,904	(56,016,439)	23,201,071	4,338	23,201,071

(d)                                     At January 31, 2014, the cost of securities for federal income tax purposes was approximately $595,421,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$79,387,000
Unrealized Depreciation	(24,925,000)
Net Unrealized Appreciation	$54,462,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

ADS                          American Depositary Share

NVDR                 Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,204,756	74,754,698	—	78,959,454
Consumer Staples	—	30,099,024	—	30,099,024
Energy	—	8,877,920	—	8,877,920
Financials	3,180,616	207,988,798	—	211,169,414
Health Care	—	22,268,356	—	22,268,356
Industrials	—	41,013,785	—	41,013,785
Information Technology	32,097,358	79,860,431	—	111,957,789
Materials	—	49,666,232	—	49,666,232
Telecommunication Services	—	35,766,818	—	35,766,818
Utilities	—	36,903,439	—	36,903,439
Total Equity Securities	39,482,730	587,199,501	—	626,682,231
Mutual Funds
Money Market Funds	23,201,071	—	—	23,201,071
Total Mutual Funds	23,201,071	—	—	23,201,071
Total	62,683,801	587,199,501	—	649,883,302

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 10.6%
BRAZIL 2.2%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$6,000,000	$2,318,450
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	2,117,643
03/14/23	5.000%		1,309,000	1,113,789
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%		6,694,000	5,848,996
10/24/23	5.750%		2,200,000	2,123,000
Vale Overseas Ltd.
01/11/22	4.375%		959,000	925,240
Vale SA Senior Unsecured
09/11/42	5.625%		1,918,000	1,695,685
Total				16,142,803
COLOMBIA 0.5%
Grupo Aval Ltd. (b)
09/26/22	4.750%		4,000,000	3,710,000
GUATEMALA 0.8%
Comcel Trust (b)(c)
02/06/24	6.875%		3,000,000	2,946,990
Industrial Senior Trust (b)
11/01/22	5.500%		2,877,000	2,618,070
Total				5,565,060
KAZAKHSTAN 1.2%
Zhaikmunai LLP
11/13/19	7.125%		3,575,000	3,718,000
Zhaikmunai LLP (b)
11/13/19	7.125%		4,785,000	4,976,400
Total				8,694,400
MEXICO 1.4%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,053,013
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	8,000,000	2,959,417
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	59,800,000	3,488,472
Mexichem SAB de CV (b)
09/19/42	6.750%		1,000,000	935,000
Senior Unsecured
09/19/22	4.875%		1,000,000	956,250
Total				10,392,152

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
PERU 0.8%
Banco de Credito del Peru Subordinated Notes (b)(d)
10/15/22	7.170%	PEN	$6,000,000	$2,110,521
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		4,507,000	3,467,289
Total				5,577,810
RUSSIAN FEDERATION 2.3%
EDC Finance Ltd. (b)
04/17/20	4.875%		2,400,000	2,296,012
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	2,113,429
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	83,300,000	2,291,259
02/03/21	6.604%		299,000	331,555
Sibur Securities Ltd. (b)
01/31/18	3.914%		4,250,000	4,100,411
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	95,300,000	2,655,099
03/01/22	7.504%		2,500,000	2,596,875
Total				16,384,640
TURKEY 0.2%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%		1,507,000	1,309,757
UKRAINE 1.0%
MHP SA (b)
04/02/20	8.250%		7,604,000	6,287,271
Metinvest BV (b)
02/14/18	8.750%		1,500,000	1,372,500
Total				7,659,771
UNITED KINGDOM 0.2%
Afren PLC Senior Secured (b)
12/09/20	6.625%		1,485,000	1,512,487
Total Corporate Bonds & Notes (Cost: $86,216,114)				$76,948,880

Inflation-Indexed Bonds(a) 3.5%
URUGUAY 3.5%
Uruguay Government International Bond
04/05/27	4.250%	UYU	113,464,000	8,312,435
Senior Unsecured
12/15/28	4.375%	UYU	326,944,787	17,159,186
Total				25,471,621
Total Inflation-Indexed Bonds (Cost: $31,092,873)				$25,471,621

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(e) 80.0%
ARGENTINA 2.4%
Argentina Boden Bonds
10/03/15	7.000%		$4,156,309	$3,636,770
Argentina Bonar Bonds
04/17/17	7.000%		5,159,185	3,946,777
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		5,122,000	4,712,240
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		4,666,000	3,394,515
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,050,000	1,657,937
Total				17,348,239
BOLIVIA 0.2%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%		1,466,000	1,473,107
BRAZIL 5.1%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
09/26/23	5.750%		3,500,000	3,421,322
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	2,676,800	10,457,296
Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%		2,600,000	2,427,100
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		6,520,000	6,161,400
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured (b)
12/16/20	6.250%		500,000	509,610
Petrobras Global Finance BV
05/20/23	4.375%		2,315,000	2,039,888
Petrobras International Finance Co.
03/15/19	7.875%		4,699,000	5,313,394
01/20/20	5.750%		959,000	989,334

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
BRAZIL (CONTINUED)
01/27/21	5.375%		$3,283,000	$3,240,780
01/20/40	6.875%		2,493,000	2,317,438
Total				36,877,562
COLOMBIA 4.4%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	1,377,000,000	767,146
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		6,328,000	6,587,535
Corporación Andina de Fomento
06/15/22	4.375%		562,000	568,226
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	5,204,000,000	2,695,977
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%		6,416,000	6,650,077
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	16,960,000,000	8,532,476
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		5,810,000	6,009,128
Total				31,810,565
DOMINICAN REPUBLIC 3.5%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		4,488,000	4,151,400
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	189,000,000	4,751,397
Senior Unsecured
05/06/21	7.500%		4,413,000	4,798,239
01/28/24	6.600%		2,900,000	2,892,750
04/18/24	5.875%		1,500,000	1,433,065
04/20/27	8.625%		7,020,000	7,546,500
Total				25,573,351
EL SALVADOR 0.4%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		959,000	980,577
06/15/35	7.650%		1,736,000	1,649,200
Total				2,629,777

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
GEORGIA 1.0%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		$7,033,000	$7,425,649
GUATEMALA 1.3%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%		6,732,000	6,984,450
02/13/28	4.875%		2,862,000	2,564,352
Total				9,548,802
HUNGARY 2.0%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		2,302,000	2,444,126
11/22/23	5.750%		1,238,000	1,220,977
03/29/41	7.625%		1,440,000	1,526,400
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%		4,191,000	4,382,839
Magyar Export-Import Bank Zrt (b)
02/12/18	5.500%		4,886,000	5,077,383
Total				14,651,725
INDONESIA 10.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		8,794,000	8,728,045
04/25/22	3.750%		3,967,000	3,580,217
01/15/24	5.875%		3,200,000	3,260,000
01/17/38	7.750%		3,548,000	3,947,150
01/17/42	5.250%		1,000,000	845,000
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	502,457
06/15/15	9.500%	IDR	49,000,000,000	4,099,386
07/15/17	10.000%	IDR	30,762,000,000	2,651,679
09/15/19	11.500%	IDR	50,400,000,000	4,664,373
11/15/20	11.000%	IDR	9,000,000,000	822,833
06/15/21	12.800%	IDR	6,800,000,000	675,266
07/15/22	10.250%	IDR	13,210,000,000	1,154,928
05/15/27	7.000%	IDR	21,520,000,000	1,438,192
Majapahit Holding BV (b)
10/17/16	7.750%		1,830,000	2,003,850
06/28/17	7.250%		1,150,000	1,255,616
08/07/19	8.000%		3,452,000	3,831,720
01/20/20	7.750%		5,657,000	6,194,740
PT Pertamina Persero (b)
05/23/21	5.250%		2,000,000	1,902,827
Senior Unsecured
05/03/22	4.875%		1,000,000	912,500
05/20/23	4.300%		2,000,000	1,695,000
05/27/41	6.500%		1,000,000	861,431
05/03/42	6.000%		3,000,000	2,407,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
INDONESIA (CONTINUED)
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%		$14,503,000	$13,946,193
10/24/42	5.250%		2,750,000	2,000,625
Total				73,381,528
KAZAKHSTAN 1.7%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%		3,927,000	4,692,765
04/30/43	5.750%		4,000,000	3,382,768
Kazakhstan Temir Zholy Finance BV (b)
07/10/42	6.950%		4,000,000	3,950,000
Total				12,025,533
LITHUANIA 0.3%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		1,150,000	1,254,407
03/09/21	6.125%		786,000	885,479
Total				2,139,886
MEXICO 8.0%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		3,200,000	2,968,000
Mexican Bonos
12/17/15	8.000%	MXN	37,776,000	3,026,710
12/15/16	7.250%	MXN	44,113,500	3,548,340
12/14/17	7.750%	MXN	37,488,300	3,068,216
06/11/20	8.000%	MXN	67,630,000	5,594,999
06/10/21	6.500%	MXN	37,100,000	2,809,225
06/09/22	6.500%	MXN	55,219,200	4,139,060
06/03/27	7.500%	MXN	34,949,100	2,722,575
Pemex Project Funding Master Trust
06/15/35	6.625%		4,127,000	4,305,662
06/15/38	6.625%		1,918,000	1,964,932
Petroleos Mexicanos
11/24/21	7.650%	MXN	111,697,800	8,457,880
01/24/22	4.875%		768,000	781,138
06/02/41	6.500%		5,753,000	5,883,173
06/27/44	5.500%		2,781,000	2,486,726
Petroleos Mexicanos (b)
01/23/45	6.375%		6,300,000	6,300,586
Total				58,057,222
MOROCCO 0.4%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		3,522,000	3,272,071

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
PANAMA 0.8%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		$5,900,501	$5,702,144
PERU 1.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		3,667,000	3,627,439
Fondo MIVIVIENDA SA Senior Unsecured (b)
01/31/23	3.500%		500,000	445,000
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(f)
05/31/18	0.000%		4,204,195	3,868,300
Peruvian Government International Bond
Senior Unsecured
08/12/26	8.200%	PEN	2,877,000	1,158,240
03/14/37	6.550%		1,439,000	1,636,862
Total				10,735,841
PHILIPPINES 1.1%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	107,000,000	2,484,590
03/30/26	5.500%		1,500,000	1,650,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,877,000	3,548,003
Total				7,682,593
POLAND 0.5%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		3,112,000	3,380,410
QATAR 0.7%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		3,500,000	3,749,200
01/20/40	6.400%		1,000,000	1,150,000
Total				4,899,200
REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		7,000,000	7,017,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
REPUBLIC OF THE CONGO 0.3%
Republic of Congo Senior Unsecured (d)
06/30/29	3.500%		$2,060,208	$1,823,284
ROMANIA 1.8%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		7,992,000	9,043,876
08/22/23	4.375%		2,866,000	2,720,312
01/22/24	4.875%		1,428,000	1,406,863
Total				13,171,051
RUSSIAN FEDERATION 12.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	228,000,000	6,296,482
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		6,712,000	6,170,146
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
01/23/21	5.999%		2,000,000	2,072,500
03/07/22	6.510%		9,397,000	9,913,835
08/16/37	7.288%		2,829,000	2,945,696
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		2,117,000	1,913,239
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
Senior Unsecured
12/27/17	5.298%		6,185,000	6,347,111
07/25/18	5.100%		2,600,000	2,656,295
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	100,000,000	2,845,607
04/29/20	5.000%		5,800,000	6,178,160
04/04/42	5.625%		5,400,000	5,279,580
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
03/31/30	7.500%		4,858,923	5,595,050
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	398,200,000	10,869,264
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%		5,924,000	6,182,962
Subordinated Notes
10/29/22	5.125%		3,000,000	2,812,500
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		4,500,000	4,775,625
Vnesheconombank Via VEB Finance PLC (b)
Senior Unsecured
07/05/22	6.025%		1,200,000	1,218,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
RUSSIAN FEDERATION (CONTINUED)
11/22/25	6.800%		$4,315,000	$4,509,175
Total				88,581,227
SERBIA 0.8%
Republic of Serbia (b)
12/03/18	5.875%		5,494,000	5,600,036
SLOVENIA 1.2%
Slovenia Government Bond (b)
05/10/23	5.850%		8,224,000	8,376,522
SOUTH AFRICA 0.4%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,200,000	1,134,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		2,200,000	1,925,413
Total				3,059,413
SOUTH KOREA 0.7%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		1,113,000	1,177,867
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	50,670,000,000	3,938,367
Total				5,116,234
SUPRA-NATIONAL 0.1%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	1,061,250
TRINIDAD AND TOBAGO 1.7%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		10,164,000	12,641,475
TURKEY 5.3%
Export Credit Bank of Turkey (b)
Senior Unsecured
11/04/16	5.375%		3,000,000	3,058,384
04/24/19	5.875%		8,417,000	8,417,229
Turkey Government International Bond
03/25/22	5.125%		2,250,000	2,149,875
01/14/41	6.000%		2,100,000	1,874,250
Senior Unsecured
06/05/20	7.000%		1,247,000	1,352,995
03/30/21	5.625%		2,363,000	2,360,046

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
TURKEY (CONTINUED)
09/26/22	6.250%	$4,794,000	$4,908,097
03/23/23	3.250%	2,000,000	1,643,000
02/05/25	7.375%	5,268,000	5,709,195
03/17/36	6.875%	3,644,000	3,668,779
05/30/40	6.750%	2,973,000	2,922,459
Total			38,064,309
UKRAINE 0.2%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	1,655,000	1,414,159
UNITED ARAB EMIRATES 0.8%
Abu Dhabi National Energy Co. Senior Unsecured (b)
01/12/23	3.625%	2,000,000	1,895,000
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	3,550,000	3,927,209
Total			5,822,209
URUGUAY 0.5%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	1,710,404	2,080,279
11/20/45	4.125%	2,396,949	1,830,070
Total			3,910,349
VENEZUELA 7.4%
Petroleos de Venezuela SA
04/12/17	5.250%	18,547,000	12,565,593
11/02/17	8.500%	5,495,500	4,264,508
11/17/21	9.000%	6,782,647	4,459,590
Senior Unsecured
10/28/15	5.000%	18,188,129	15,059,771
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	22,506,700	14,404,288
10/13/24	8.250%	4,793,900	2,876,340
Total			53,630,090
ZAMBIA 0.2%
Zambia Government International Bond (b)
09/20/22	5.375%	1,400,000	1,174,026
Total Foreign Government Obligations (Cost: $614,322,614)			$579,078,339

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.077% (g)(h)	23,493,804	$23,493,804
Total Money Market Funds (Cost: $23,493,804)		$23,493,804
Total Investments (Cost: $755,125,405) (i)		$704,992,644(j)
Other Assets & Liabilities, Net		19,424,609
Net Assets		$724,417,253

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	02/13/2014	3,265,000 SGD	2,567,823 USD	10,543	—
Citigroup Global Markets Inc.	02/14/2014	26,505,754,000 COP	13,639,909 USD	498,781	—
Barclays Bank PLC	02/21/2014	123,044,000 RUB	3,671,038 USD	184,533	—
Total				693,857	—

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $486,900 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(541)	USD	(65,258,125)	03/2014	—	(217,866)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $410,817,207 or 56.71% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,634,843	41,575,994	(60,717,033)	23,493,804	8,124	23,493,804

(i)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $755,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,147,000
Unrealized Depreciation	(60,279,000)
Net Unrealized Depreciation	$(50,132,000)

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
IDR	Indonesian Rupiah

MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes
Banking	—	6,328,070	2,110,521	8,438,591
Transportation Services	—	—	2,959,416	2,959,416
All Other Industries	—	65,550,873	—	65,550,873
Inflation-Indexed Bonds	—	25,471,621	—	25,471,621
Foreign Government Obligations	—	574,326,942	4,751,397	579,078,339
Total Bonds	—	671,677,506	9,821,334	681,498,840
Mutual Funds
Money Market Funds	23,493,804	—	—	23,493,804
Total Mutual Funds	23,493,804	—	—	23,493,804
Investments in Securities	23,493,804	671,677,506	9,821,334	704,992,644
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	693,857	—	693,857
Liabilities
Futures Contracts	(217,866)	—	—	(217,866)
Total	23,275,938	672,371,363	9,821,334	705,468,635

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Foreign
	Corporate Bonds	Government
	& Notes ($)	Obligations ($)	Total ($)
Balance as of October 31, 2013	2,191,850	3,010,576	5,202,426
Accrued discounts/premiums	(40)	(8,082)	(8,122)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(130,819)	(24,269)	(155,088)
Sales	—	—	—
Purchases	3,008,946	1,773,172	4,782,118
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of January 31, 2014	5,069,937	4,751,397	9,821,334

(a)Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2014 was $(155,088), which is comprised of Corporate Bonds & Notes of $(130,819) and Foreign Government Obligations of $(24,269).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds and foreign government obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia European Equity Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
BELGIUM 1.8%
Anheuser-Busch InBev NV	100,325	$9,613,653
DENMARK 1.0%
Novo Nordisk A/S, Class B	135,635	5,369,110
FINLAND 0.5%
KONE OYJ, Class B	71,682	2,919,660
FRANCE 17.9%
Airbus Group NV	177,444	12,590,553
AtoS	77,759	6,805,243
BNP Paribas SA	161,234	12,492,860
Essilor International SA	43,720	4,394,672
Iliad SA	32,863	7,525,929
L’Oreal SA	35,220	5,795,146
Legrand SA	114,107	6,061,196
Numericable Group (a)	70,136	2,654,262
Publicis Groupe SA	104,020	9,228,390
Renault SA	62,324	5,443,489
Schneider Electric SA	79,912	6,454,781
Societe Generale SA	137,313	7,792,962
Thales SA	83,590	5,448,054
Vivendi SA	187,188	5,034,060
Total		97,721,597
GERMANY 15.0%
Allianz SE, Registered Shares	69,327	11,575,460
BASF SE	76,529	8,208,659
Bayer AG, Registered Shares	115,065	15,191,364
Bayerische Motoren Werke AG	58,597	6,387,184
Brenntag AG	58,836	10,157,067
Continental AG	40,104	8,640,597
Fresenius Medical Care AG & Co. KGaA	77,255	5,438,915
ProSiebenSat.1 Media AG, Registered Shares	206,578	9,274,982
SAP AG	86,114	6,580,601
Total		81,454,829
IRELAND 1.1%
Bank of Ireland (a)	15,178,673	6,039,083
ITALY 1.7%
Intesa Sanpaolo SpA	3,423,318	9,280,225
NETHERLANDS 8.4%
Aegon NV	960,687	8,405,064

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
ASML Holding NV	110,387	$9,376,393
Gemalto NV	63,181	7,133,964
ING Groep NV-CVA (a)	891,152	11,826,659
Reed Elsevier NV	441,108	9,096,360
Total		45,838,440
NORWAY 1.3%
DNB ASA	406,503	6,903,348
SPAIN 3.2%
Amadeus IT Holding SA, Class A	177,935	7,044,638
Banco Popular Espanol SA (a)	583,546	4,018,566
Inditex SA	41,910	6,257,206
Total		17,320,410
SWEDEN 4.0%
Elekta AB, Class B	236,129	3,442,061
Investment AB Kinnevik, Class B	125,541	4,928,587
Nordea Bank AB	604,587	8,093,275
SKF AB B Shares	197,227	5,229,162
Total		21,693,085
SWITZERLAND 10.1%
Adecco SA, Registered Shares	96,465	7,591,438
Cie Financiere Richemont SA, Class A, Registered Shares	76,736	7,122,191
Roche Holding AG, Genusschein Shares	63,240	17,388,995
Sika AG	1,556	5,128,030
Syngenta AG, Registered Shares	12,550	4,444,720
UBS AG, Registered Shares	682,914	13,550,568
Total		55,225,942
UNITED KINGDOM 29.1%
Ashtead Group PLC	482,617	6,263,683
Barclays PLC	2,018,455	9,041,919
BG Group PLC	505,267	8,488,811
BT Group PLC	1,439,216	9,068,592
Diageo PLC	185,598	5,493,403
easyJet PLC	304,796	8,237,324
GKN PLC	989,683	6,415,019
IMI PLC	261,669	6,439,455
Intercontinental Hotels Group PLC	176,511	5,716,274
International Consolidated Airlines Group SA (a)	696,235	4,769,297
Johnson Matthey PLC	150,064	7,970,554
Legal & General Group PLC	2,538,047	8,982,945
Lloyds Banking Group PLC (a)	4,697,338	6,432,382

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Persimmon PLC	431,377	$9,311,009
Prudential PLC	387,585	7,824,208
Schroders PLC	75,779	3,073,216
Smith & Nephew PLC	255,952	3,685,850
St. James’s Place PLC	499,532	6,323,086
Travis Perkins PLC	195,372	5,585,177
Vodafone Group PLC	6,338,480	23,606,100
Wolseley PLC	105,820	5,709,281
Total		158,437,585
Total Common Stocks (Cost: $424,417,802)		$517,816,967

Preferred Stocks 1.2%
GERMANY 1.2%
Volkswagen AG	25,632	$6,500,863
Total Preferred Stocks (Cost: $5,506,905)		$6,500,863

Issuer	Shares	Value

Rights —%
SPAIN —%
Banco Popular Espanol SA	583,546	$32,268
Total Rights (Cost: $31,627)		$32,268

	Shares	Value
Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	16,176,662	$16,176,662
Total Money Market Funds (Cost: $16,176,662)		$16,176,662
Total Investments (Cost: $446,132,996) (d)		$540,526,760(e)
Other Assets & Liabilities, Net		3,582,642
Net Assets		$544,109,402

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,413,364	58,643,718	(60,880,420)	16,176,662	2,048	16,176,662

(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $446,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,857,000
Unrealized Depreciation	(3,463,000)
Net Unrealized Appreciation	$94,394,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	85,546,964	—	85,546,964
Consumer Staples	—	20,902,202	—	20,902,202
Energy	—	8,488,811	—	8,488,811
Financials	—	146,584,414	—	146,584,414
Health Care	—	54,910,968	—	54,910,968
Industrials	—	93,456,128	—	93,456,128
Information Technology	—	36,940,838	—	36,940,838
Materials	—	25,751,963	—	25,751,963
Telecommunication Services	—	45,234,679	—	45,234,679
Preferred Stocks
Consumer Discretionary	—	6,500,863	—	6,500,863
Rights
Financials	—	32,268	—	32,268
Total Equity Securities	—	524,350,098	—	524,350,098
Mutual Funds
Money Market Funds	16,176,662	—	—	16,176,662
Total Mutual Funds	16,176,662	—	—	16,176,662
Total	16,176,662	524,350,098	—	540,526,760

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Bond Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 26.9%
AUSTRALIA 0.5%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	$28,000	$29,050
Woodside Finance Ltd. (b)
05/10/21	4.600%	605,000	647,026
Total			676,076

BELGIUM –%
Calcipar SA
Senior Secured (b)
05/01/18	6.875%	37,000	39,220
BERMUDA 0.2%
Bacardi Ltd. (b)
04/01/14	7.450%	245,000	247,697
CANADA 0.9%
Bombardier, Inc. (b)
Senior Notes
01/15/23	6.125%	20,000	19,650
Senior Unsecured
03/15/20	7.750%	8,000	8,850
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	11,000	11,055
Cogeco Cable, Inc. (b)
05/01/20	4.875%	22,000	21,560
FQM Akubra, Inc. (b)
06/01/20	8.750%	30,000	34,125
Kodiak Oil & Gas Corp.
01/15/21	5.500%	5,000	4,975
02/01/22	5.500%	19,000	18,762
MDC Partners, Inc. (b)
04/01/20	6.750%	37,000	39,035
MEG Energy Corp. (b)
03/31/24	7.000%	14,000	14,245
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	900,000	931,580
TransCanada PipeLines Ltd.
Senior Unsecured
10/16/23	3.750%	200,000	199,093
Valeant Pharmaceuticals International, Inc. (b)
10/01/17	6.750%	40,000	42,550
08/15/18	6.750%	14,000	15,347
07/15/21	7.500%	20,000	22,275
12/01/21	5.625%	7,000	7,254
Videotron Ltd.
07/15/22	5.000%	16,000	15,680
Total			1,406,036

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
FRANCE 0.3%
Orange SA
Senior Unsecured
02/21/17	4.750%	EUR$	205,000	$307,020
Veolia Environnement SA
Senior Unsecured
01/16/17	4.375%	EUR	110,000	163,449
Total				470,469
GERMANY 0.3%
E.ON International Finance BV
10/02/17	5.500%	EUR	275,000	429,797

ITALY –%
Telecom Italia Capital SA
06/18/19	7.175%	14,000		15,820
Wind Acquisition Finance SA (b)
Senior Secured
02/15/18	7.250%	5,000		5,250
04/30/20	6.500%	37,000		40,330
Total				61,400

JAPAN –%
Softbank Corp. (b)
04/15/20	4.500%	21,000		20,659
LUXEMBOURG 0.1%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	39,000		40,755
Intelsat Jackson Holdings SA
10/15/20	7.250%	131,000		142,135
Total				182,890
NETHERLANDS 1.4%
Allianz Finance II BV
11/23/16	4.000%	EUR	400,000	588,295
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Senior Unsecured
07/03/14	6.750%	AUD	300,000	266,448
Heineken NV
Senior Unsecured (b)
04/01/22	3.400%	325,000		323,483
ING Groep NV
Senior Unsecured
05/31/17	4.750%	EUR	505,000	757,545
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	18,000		18,540

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
LYB International Finance BV
07/15/23	4.000%	$100,000		$100,894
NXP BV/Funding LLC (b)
02/15/21	5.750%		30,000	31,050
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%		25,000	28,437
05/15/21	4.750%		9,000	8,955
Total				2,123,647
SUPRA-NATIONAL 0.3%
Council of Europe Development Bank
Senior Unsecured
09/16/14	5.750%	AUD	425,000	378,617
UNITED KINGDOM 0.4%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%		670,000	637,890
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%		23,000	23,460
Total				661,350
UNITED STATES 22.5%
21st Century Fox America, Inc.
09/15/22	3.000%		910,000	871,440
ADS Tactical, Inc.
Senior Secured (b)
04/01/18	11.000%		69,000	65,550
ADT Corp. (The)
Senior Unsecured (b)
10/15/21	6.250%		14,000	14,475
AES Corp. (The)
Senior Unsecured
07/01/21	7.375%		56,000	62,020
AMC Entertainment, Inc.
06/01/19	8.750%		28,000	29,820
AMC Networks, Inc.
07/15/21	7.750%		44,000	49,500
12/15/22	4.750%		21,000	20,475
APX Group, Inc.
Senior Secured
12/01/19	6.375%		46,000	46,230
ARAMARK Corp. (b)
03/15/20	5.750%		24,000	24,900
AT&T, Inc.
Senior Unsecured
06/15/45	4.350%		770,000	659,315
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%		6,000	6,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
05/15/23	4.875%	$23,000	$22,540
Activision Blizzard, Inc. (b)
09/15/21	5.625%	42,000	43,470
Actuant Corp.
06/15/22	5.625%	36,000	36,360
Air Lease Corp.
Senior Unsecured
03/01/20	4.750%	11,000	11,303
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	27,000	27,877
Alliance Data Systems Corp. (b)
12/01/17	5.250%	25,000	26,062
04/01/20	6.375%	34,000	35,785
Ally Financial, Inc.
09/15/20	7.500%	111,000	130,425
Alpha Natural Resources, Inc.
04/15/18	9.750%	27,000	28,417
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,330
03/15/21	6.250%	13,000	13,813
American Builders & Contractors Supply Co., Inc.
Senior Unsecured (b)
04/15/21	5.625%	29,000	29,290
Amsted Industries, Inc.
Senior Notes (b)
03/15/18	8.125%	31,000	32,472
Amsurg Corp.
11/30/20	5.625%	15,000	15,600
Antero Resources Finance Corp. (b)
11/01/21	5.375%	13,000	13,098
Appalachian Power Co.
Senior Unsecured
03/30/21	4.600%	370,000	406,199
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	16,000	17,120
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	32,000	33,520
Atwood Oceanics, Inc.
Senior Unsecured
02/01/20	6.500%	65,000	69,225
Audatex North America, Inc. (b)
06/15/21	6.000%	10,000	10,425
11/01/23	6.125%	10,000	10,350
AutoNation, Inc.
02/01/20	5.500%	19,000	20,330
B&G Foods, Inc.
06/01/21	4.625%	33,000	31,969

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
B/E Aerospace, Inc.
Senior Unsecured
04/01/22	5.250%	$28,000	$28,210
Bank of America Corp.
Senior Unsecured
07/24/23	4.100%	320,000	322,856
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	473,335
Biomet, Inc.
08/01/20	6.500%	28,000	29,855
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/43	4.450%	335,000	318,002
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	4,000	4,020
02/15/24	5.625%	4,000	4,030
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	27,000	28,215
CHS/Community Health Systems, Inc.
Senior Secured
08/15/18	5.125%	43,000	45,419
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	30,000	30,750
Senior Secured
08/01/21	5.125%	6,000	6,038
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	23,000	24,351
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	70,000	78,225
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	320,000	353,383
03/31/43	4.700%	335,000	325,954
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	26,000
CSC Holdings, Inc.
Senior Unsecured
11/15/21	6.750%	55,000	59,606
CSX Corp.
Senior Unsecured
03/15/44	4.100%	30,000	26,742
Calpine Corp. (b)
Senior Secured
02/15/21	7.500%	37,000	40,422
01/15/22	6.000%	3,000	3,105
Cardinal Health, Inc.
Senior Unsecured
03/15/23	3.200%	420,000	404,953
Cardtronics, Inc.
09/01/18	8.250%	34,000	36,465

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$24,000		$25,920
Case New Holland, Inc.
12/01/17	7.875%		77,000	90,186
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%		15,000	14,963
Celanese U.S. Holdings LLC
06/15/21	5.875%		18,000	19,170
CenturyLink, Inc.
Senior Unsecured
12/01/23	6.750%		23,000	23,287
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (b)
09/15/20	6.375%		49,000	50,102
Chesapeake Energy Corp.
08/15/20	6.625%		132,000	147,510
Choice Hotels International, Inc.
07/01/22	5.750%		14,000	14,560
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%		26,000	29,152
Citigroup, Inc.
Senior Unsecured
08/02/19	5.000%	EUR	195,000	306,719
Clean Harbors, Inc.
08/01/20	5.250%		25,000	25,500
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%		22,000	22,495
11/15/22	6.500%		60,000	61,650
Colorado Interstate Gas Co. LLC
Senior Unsecured
11/15/15	6.800%		1,000,000	1,103,622
Comstock Resources, Inc.
06/15/20	9.500%		31,000	35,030
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%		630,000	608,528
Concho Resources, Inc.
01/15/21	7.000%		73,000	79,935
Constellation Brands, Inc.
Senior Unsecured
05/01/21	3.750%		9,000	8,606
05/01/23	4.250%		10,000	9,450
Continental Resources, Inc.
09/15/22	5.000%		139,000	143,344
Corrections Corp. of America
05/01/23	4.625%		6,000	5,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Crown Castle International Corp.
Senior Unsecured
01/15/23	5.250%	$39,000	$38,659
CyrusOne LP/Finance Corp.
11/15/22	6.375%	25,000	25,812
DISH DBS Corp.
06/01/21	6.750%	52,000	55,510
07/15/22	5.875%	27,000	27,034
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	56,000	57,330
Darling International, Inc. (b)
01/15/22	5.375%	20,000	20,150
DigitalGlobe, Inc. (b)
02/01/21	5.250%	14,000	13,755
Dow Chemical Co. (The)
Senior Unsecured
11/15/22	3.000%	590,000	555,630
DuPont Fabros Technology LP
09/15/21	5.875%	10,000	10,375
Duke Energy Corp.
Senior Unsecured
08/15/22	3.050%	155,000	150,835
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	28,000	30,100
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	6,000	6,630
Senior Secured
05/01/19	6.875%	22,000	23,677
EP Energy LLC/Finance, Inc.
Senior Unsecured
05/01/20	9.375%	14,000	16,100
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	480,000	515,578
El Paso LLC
Senior Secured
09/15/20	6.500%	168,000	180,033
Enterprise Products Operating LLC
03/15/23	3.350%	335,000	325,594
03/15/44	4.850%	250,000	246,323
Equinix, Inc.
Senior Unsecured
07/15/21	7.000%	49,000	53,655
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,165
First Data Corp.
Senior Secured (b)
06/15/19	7.375%	68,000	72,590

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Forest Laboratories, Inc.
Senior Unsecured (b)
02/01/19	4.375%	$10,000		$10,038
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		11,000	11,688
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%		9,000	10,136
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%		10,000	11,450
04/15/22	8.750%		27,000	29,464
01/15/23	7.125%		18,000	17,775
General Electric Capital Corp.
Senior Unsecured
01/09/23	3.100%		385,000	371,099
General Motors Co.
Senior Unsecured (b)
10/02/23	4.875%		26,000	26,325
Gibraltar Industries, Inc.
02/01/21	6.250%		9,000	9,326
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	350,000	563,236
Graphic Packaging International, Inc.
04/15/21	4.750%		20,000	19,700
H&E Equipment Services, Inc.
09/01/22	7.000%		24,000	26,040
HCA Holdings, Inc.
Senior Unsecured
02/15/21	6.250%		33,000	35,145
HCA, Inc.
Senior Secured
04/15/19	8.500%		85,000	89,632
Hertz Corp. (The)
10/15/18	7.500%		45,000	48,094
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%		72,000	77,040
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%		39,000	40,365
Huntington Ingalls Industries, Inc.
03/15/18	6.875%		17,000	18,296
Huntsman International LLC
11/15/20	4.875%		24,000	23,640
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%		11,000	11,399
02/01/22	5.875%		13,000	12,886
Indiana Michigan Power Co.
Senior Unsecured
03/15/23	3.200%		870,000	835,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Interface, Inc.
12/01/18	7.625%	$38,000	$40,755
Interline Brands, Inc.
11/15/18	7.500%	27,000	28,586
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	6,000	6,016
12/15/20	8.250%	81,000	95,420
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	60,000	63,300
JM Huber Corp.
Senior Notes (b)
11/01/19	9.875%	80,000	92,200
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	1,050,000	1,045,008
L Brands, Inc.
04/01/21	6.625%	49,000	53,471
L-3 Communications Corp.
02/15/21	4.950%	435,000	466,545
Lamar Media Corp.
02/01/22	5.875%	18,000	18,720
Lamar Media Corp. (b)
01/15/24	5.375%	8,000	8,100
Laredo Petroleum, Inc.
02/15/19	9.500%	30,000	33,412
05/01/22	7.375%	42,000	45,885
Laredo Petroleum, Inc. (b)
01/15/22	5.625%	18,000	18,000
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	57,980
Level 3 Financing, Inc. (b)
01/15/21	6.125%	13,000	13,293
Libbey Glass, Inc.
Senior Secured
05/15/20	6.875%	24,000	25,890
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	355,000	376,004
06/15/23	4.250%	500,000	496,326
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	17,000	17,298
Loews Corp.
Senior Unsecured
05/15/23	2.625%	280,000	257,247
MGM Resorts International
10/01/20	6.750%	5,000	5,388
12/15/21	6.625%	29,000	30,885
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	73,000	77,927
02/15/23	5.500%	39,000	39,195
07/15/23	4.500%	9,000	8,483
Meritage Homes Corp.

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
03/01/18	4.500%	$12,000		$12,060
04/15/20	7.150%		3,000	3,278
04/01/22	7.000%		22,000	23,540
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		4,000	4,140
Metropolitan Edison Co.
Senior Unsecured (b)
03/15/23	3.500%		125,000	119,841
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	395,000	608,884
NBCUniversal Media LLC
04/01/21	4.375%		275,000	296,134
01/15/43	4.450%		305,000	282,368
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%		6,000	6,195
12/15/23	6.375%		30,000	30,975
NRG Energy, Inc. (b)
07/15/22	6.250%		35,000	35,175
National CineMedia LLC
Senior Secured
04/15/22	6.000%		18,000	18,720
NiSource Finance Corp.
09/15/17	5.250%		2,000,000	2,238,648
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%		27,000	27,675
Nielsen Finance LLC/Co.
10/01/20	4.500%		59,000	58,262
Northrop Grumman Corp.
Senior Unsecured
06/01/43	4.750%		490,000	488,885
Northwest Pipeline LLC
Senior Unsecured
04/15/17	5.950%		460,000	520,058
Nuance Communications, Inc. (b)
08/15/20	5.375%		54,000	52,920
Oasis Petroleum, Inc.
01/15/23	6.875%		51,000	54,570
Oasis Petroleum, Inc. (b)
03/15/22	6.875%		49,000	51,940
Oil States International, Inc.
01/15/23	5.125%		18,000	20,160
PNK Finance Corp. (b)
08/01/21	6.375%		40,000	41,000
PPL Capital Funding, Inc.
06/01/23	3.400%		885,000	842,937
Pacific Drilling SA
Senior Secured (b)
06/01/20	5.375%		17,000	16,958

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Peabody Energy Corp.
11/15/18	6.000%	$37,000	$39,405
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	12,000	11,610
Penske Automotive Group, Inc.
10/01/22	5.750%	11,000	11,330
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	30,000	33,637
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	57,000	54,150
Polypore International, Inc.
11/15/17	7.500%	20,000	21,150
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,325,000	1,295,459
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	36,000	35,550
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	115,000	127,570
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	44,000	42,350
05/01/23	5.250%	20,000	19,050
Reed Elsevier Capital, Inc.
10/15/22	3.125%	570,000	542,298
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	24,000	25,500
04/15/23	5.500%	17,000	16,575
11/01/23	4.500%	15,000	13,669
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	91,300
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	505,000	517,003
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	7,000	7,219
SBA Telecommunications, Inc.
08/15/19	8.250%	20,000	21,400
07/15/20	5.750%	25,000	26,000
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	68,000	72,420
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	2,000	1,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
STHI Holding Corp. Secured (b)
03/15/18	8.000%	$51,000	$54,315
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	23,000	22,942
03/15/22	6.250%	8,000	8,000
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	28,600
Sealed Air Corp. (b)
09/15/21	8.375%	3,000	3,428
Service Corp., International Senior Unsecured (b)
01/15/22	5.375%	11,000	11,124
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,131,000	2,413,217
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,812
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	39,000	39,390
Sprint Communications, Inc. (b)
11/15/18	9.000%	37,000	44,677
03/01/20	7.000%	35,000	39,462
Sprint Corp. (b)
09/15/21	7.250%	5,000	5,388
09/15/23	7.875%	33,000	35,227
06/15/24	7.125%	8,000	8,040
Standard Pacific Corp.
12/15/21	6.250%	14,000	14,700
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	54,000	60,750
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,529
04/28/21	6.633%	26,000	27,365
01/15/22	6.125%	11,000	11,248
04/28/22	6.731%	34,000	35,700
04/28/23	6.836%	9,000	9,394
01/15/24	6.500%	11,000	11,234
TRW Automotive, Inc. (b)
03/01/21	4.500%	19,000	19,238
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	30,000	32,850
Tempur Sealy International, Inc.
12/15/20	6.875%	8,000	8,750
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	31,000	30,729
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	14,000	14,770

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Time Warner Cable, Inc.
09/15/42	4.500%	$385,000		$294,702
Time Warner, Inc.
03/29/41	6.250%		250,000	287,369
Titan International, Inc. Senior Secured (b)
10/01/20	6.875%		13,000	13,618
TransDigm, Inc.
10/15/20	5.500%		3,000	2,970
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%		2,255,000	2,509,048
USG Corp. (b)
11/01/21	5.875%		6,000	6,375
United Rentals North America, Inc.
05/15/20	7.375%		41,000	45,459
04/15/22	7.625%		21,000	23,625
06/15/23	6.125%		4,000	4,150
Secured
07/15/18	5.750%		49,000	52,369
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		95,000	93,921
Univision Communications, Inc. (b)
Senior Secured
09/15/22	6.750%		38,000	41,705
05/15/23	5.125%		38,000	37,810
Vail Resorts, Inc.
05/01/19	6.500%		76,000	80,370
Valeant Pharmaceuticals International (b)
10/15/20	6.375%		35,000	37,362
VeriSign, Inc.
05/01/23	4.625%		14,000	13,405
Verizon Communications, Inc.
Senior Unsecured
11/01/42	3.850%		655,000	552,721
09/15/43	6.550%		130,000	156,044
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%		10,000	9,975
Visteon Corp.
04/15/19	6.750%		34,000	35,785
Waste Management, Inc.
06/30/20	4.750%		535,000	589,595
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	330,000	484,282
Whiting Petroleum Corp.
03/15/21	5.750%		26,000	27,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	$270,000	$268,671
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	44,000	48,620
Total			34,226,541
Total Corporate Bonds & Notes (Cost: $39,838,770)			$40,924,399

Residential Mortgage-Backed Securities - Agency 6.6%
UNITED STATES 6.6%
Federal Home Loan Mortgage Corp. (c)
05/01/42	3.500%	2,423,716	2,456,048
10/01/18	5.000%	112,697	120,399
09/01/17-08/01/33	6.500%	139,781	153,009
Federal National Mortgage Association (c)
06/01/27	2.500%	2,145,003	2,159,227
08/01/18	4.500%	246,843	264,267
12/01/18-06/01/33	5.000%	1,074,749	1,168,124
11/01/18-06/01/33	5.500%	739,565	819,550
03/01/17-04/01/33	6.000%	260,829	286,752
04/01/17-11/01/33	6.500%	508,504	563,484
05/01/32-06/01/32	7.000%	413,701	472,984
05/01/32-11/01/32	7.500%	308,874	356,124
Federal National Mortgage Association (c)(d)
09/01/40	4.500%	284,584	306,352
01/01/37	5.500%	476,498	531,649
Government National Mortgage Association (c)
10/15/33	5.500%	400,491	450,581
Total			10,108,550
Total Residential Mortgage-Backed Securities - Agency (Cost: $9,813,564)			$10,108,550

Commercial Mortgage-Backed Securities - Agency 2.7%
UNITED STATES 2.7%
Government National Mortgage Association (c)
Series 2013-13 Class AC
04/16/46	1.700%	2,059,715	1,952,037

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
Series 2013-33 Class AC
05/16/46	1.744%	$2,258,647	$2,174,174
Total			4,126,211
Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,285,099)			$4,126,211

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
UNITED STATES 3.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (c)
12/11/49	5.322%	250,000	274,555
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(c)
12/05/31	1.830%	1,000,000	978,906
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(c)(e)
05/12/35	5.254%	86,455	89,661
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (c)
03/10/39	5.444%	800,000	882,827
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB (c)(e)
08/15/42	4.893%	324,653	332,727
ORES NPL LLC Series 2013-LV2 Class A (b)(c)
09/25/25	3.081%	1,276,397	1,276,571
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(c)
05/22/28	2.833%	811,248	814,591
Total			4,649,838
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $4,523,801)			$4,649,838

Asset-Backed Securities - Non-Agency 3.2%
BERMUDA 0.6%
Cronos Containers Program Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%	925,000	912,928
UNITED STATES 2.6%
American Credit Acceptance Receivables Trust Series 2013-1 Class A (b)
04/16/18	1.450%	1,105,524	1,110,712

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%	$550,000	$536,675
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	570,734	574,727
GTP Towers Issuer LLC (b)
02/15/15	4.436%	450,000	461,850
SBA Tower Trust (b)
04/16/18	2.240%	900,000	886,515
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%	476,875	464,163
Total			4,034,642
Total Asset-Backed Securities - Non-Agency (Cost: $4,986,620)			$4,947,570

Inflation-Indexed Bonds(a) 2.5%
JAPAN 1.3%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY 169,490,000	1,911,303
UNITED STATES 1.2%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	2,230,228	1,842,900
Total Inflation-Indexed Bonds (Cost: $3,554,800)			$3,754,203

U.S. Treasury Obligations 1.7%
UNITED STATES 1.7%
U.S. Treasury
11/15/23	2.750%	135,000	135,970
02/15/42	3.125%	275,000	251,453
05/15/42	3.000%	680,000	605,519
11/15/42	2.750%	965,000	811,505
02/15/43	3.125%	225,000	204,504
05/15/43	2.875%	720,000	620,100
Total			2,629,051
Total U.S. Treasury Obligations (Cost: $2,851,864)			$2,629,051

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(a)(f) 48.2%
ARGENTINA 0.1%
Argentina Bonar Bonds
04/17/17	7.000%	$194,000		$148,410
AUSTRALIA 0.8%
Australia Government Bond Senior Unsecured
10/21/14	4.500%	AUD	1,290,000	1,145,980
BRAZIL 2.9%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/10/19	6.500%	210,000		227,336
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	8,858,000	3,460,502
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	270,000		253,125
Petrobras International Finance Co.
01/27/21	5.375%	420,000		414,599
Total				4,355,562
CANADA 2.5%
Canadian Government Bond
06/01/18	4.250%	CAD	180,000	180,580
06/01/19	3.750%	CAD	1,052,000	1,044,302
Province of Ontario Senior Unsecured
05/26/15	0.950%	1,050,000		1,058,851
Province of Quebec
12/01/17	4.500%	CAD	1,458,000	1,443,849
Total				3,727,582
COLOMBIA 0.4%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000		244,638
Corporación Andina de Fomento
06/15/22	4.375%	432,000		436,786
Total				681,424
DENMARK 0.7%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	5,330,000	1,084,318

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(f) (continued)
FINLAND 2.6%
Finland Government Bond Senior Unsecured (b)
04/15/21	3.500%	EUR $	2,531,000	$3,905,043
FRANCE 0.8%
Cie de Financement Foncier SA (b)
09/16/15	2.500%	600,000		617,952
Electricite de France Senior Unsecured
02/05/18	5.000%	EUR	350,000	544,474
Total				1,162,426
GERMANY 4.1%
Bundesrepublik Deutschland
07/04/27	6.500%	EUR	732,001	1,509,947
07/04/28	4.750%	EUR	875,000	1,562,940
07/04/34	4.750%	EUR	1,706,000	3,168,275
Total				6,241,162
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (e)(g)
10/15/42	0.000%	EUR	488,200	8,165
INDONESIA 2.0%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%	500,000		561,250
10/12/35	8.500%	190,000		226,575
01/17/38	7.750%	140,000		155,750
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	312,340
11/15/20	11.000%	IDR	10,840,000,000	991,057
07/15/22	10.250%	IDR	8,394,000,000	733,873
Total				2,980,845
ITALY 1.4%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	1,370,000	2,112,681
11/01/26	7.250%	EUR	283	504
Total				2,113,185
JAPAN 5.4%
Japan Government 20-Year Bond
Senior Unsecured
12/20/26	2.100%	JPY	198,500,000	2,242,479
09/20/29	2.100%	JPY	126,000,000	1,410,912
12/20/32	1.700%	JPY	253,000,000	2,601,262

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(f) (continued)
JAPAN (CONTINUED)
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY $	124,000,000	$1,406,396
03/20/39	2.300%	JPY	55,500,000	622,854
Total				8,283,903
KAZAKHSTAN 0.2%
KazMunayGas National Co. JSC Senior Unsecured (b)
07/02/18	9.125%	250,000		298,750
LITHUANIA 0.6%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	470,000	703,807
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%	210,000		229,065
Total				932,872
MALAYSIA 2.0%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	6,920,000	2,002,437
Petronas Capital Ltd. (b)
08/12/19	5.250%	970,000		1,076,750
Total				3,079,187
MEXICO 1.7%
Mexican Bonos
12/17/15	8.000%	MXN	22,382,600	1,793,351
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%	270,000		313,200
Petroleos Mexicanos
01/24/22	4.875%	500,000		508,553
Total				2,615,104
NETHERLANDS 0.6%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%	960,000		971,674
NEW ZEALAND 1.2%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	2,150,000	1,809,595

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(f) (continued)
NORWAY 2.2%
Norway Government Bond
05/22/19	4.500%	NOK $	19,000,000	$3,388,398
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000		186,750
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%	290,000		345,462
POLAND 3.7%
Poland Government Bond
04/25/14	5.750%	PLN	3,250,000	1,038,000
10/25/17	5.250%	PLN	6,205,000	2,057,178
10/25/21	5.750%	PLN	7,310,000	2,491,012
Total				5,586,190
ROMANIA 0.5%
Romanian Government International Bond Senior Unsecured
06/17/16	5.250%	EUR	480,000	694,958
RUSSIAN FEDERATION 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%	100,000		121,536
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	100,000		110,375
08/16/37	7.288%	230,000		239,488
Russian Foreign Bond - Eurobond Senior Unsecured (b)(e)
03/31/30	7.500%	568,425		654,541
Total				1,125,940
SOUTH AFRICA 0.4%
South Africa Government Bond
12/21/14	8.750%	ZAR	7,375,000	675,249
SOUTH KOREA 0.7%
Export-Import Bank of Korea
Senior Unsecured
01/14/15	5.875%	450,000		471,622
04/11/22	5.000%	500,000		552,354
Total				1,023,976

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
SPAIN 1.0%
Spain Government Bond
01/31/22	5.850%	EUR	$920,000	$1,457,088
SWEDEN 0.9%
Sweden Government Bond
08/12/17	3.750%	SEK	4,530,000	751,360
06/01/22	3.500%	SEK	4,000,000	677,266
Total				1,428,626
THAILAND 0.6%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	26,490,000	861,809
TURKEY 0.8%
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	480,000	690,090
03/17/36	6.875%		540,000	543,672
Total				1,233,762
UNITED KINGDOM 5.5%
United Kingdom Gilt
03/07/19	4.500%	GBP	680,000	1,264,412
09/07/21	3.750%	GBP	190,000	342,575
03/07/25	5.000%	GBP	430,000	854,218
12/07/27	4.250%	GBP	810,000	1,508,389
03/07/36	4.250%	GBP	572,000	1,062,248
12/07/38	4.750%	GBP	684,000	1,371,751
12/07/40	4.250%	GBP	540,000	1,008,430
12/07/49	4.250%	GBP	475,000	910,317
Total				8,322,340
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		275,000	334,469
VENEZUELA 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%		590,000	399,725
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		20,000	16,100
05/07/23	9.000%		931,000	595,840
Total				1,011,665
Total Foreign Government Obligations (Cost: $73,308,521)				$73,221,869

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
CANADA –%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(h)
12/13/20	6.250%	$6,000	$6,135
NETHERLANDS –%
Playa Resorts Holding Term Loan (e)(h)
07/24/19	4.750%	7,980	8,035
UNITED KINGDOM –%
Offshore Group Investment Ltd. 2nd Lien Term Loan (e)(h)
03/28/19	5.750%	5,955	6,042
UNITED STATES 0.3%
Applied Systems, Inc. 1st Lien Term Loan (e)(h)
01/15/21	4.250%	2,000	2,019
Arch Coal, Inc. (e)(h)
Term Loan
05/16/18	6.250%	21,944	21,714
Arch Coal, Inc. (e)(h)(i)
05/16/18	6.250%	5,985	5,922
Ardagh Holdings USA, Inc. Tranche B Term Loan (e)(h)(i)
12/17/19	4.000%	15,000	15,037
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (e)(h)
02/01/20	4.750%	8,933	9,006
Community Health Systems, Inc. Tranche D Term Loan (e)(h)(i)
01/27/21	4.250%	7,000	7,073
Exopack Holdings S.A. Term Loan (e)(h)
04/24/19	5.250%	16,000	16,213
Gardner Denver, Inc. Term Loan (e)(h)(i)
03/08/20	4.250%	11,967	11,947
Hilton Worldwide Financial LLC Term Loan (e)(h)
08/07/20	3.750%	17,368	17,469
Integra Telecom Holdings, Inc. Tranche B Term Loan (e)(h)
02/22/19	5.250%	7,940	8,033
Lonestar Intermediate Super Holdings LLC Term Loan (e)(h)
09/02/19	11.000%	95,000	96,900

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Neiman Marcus Group, Inc. (The) Term Loan (e)(h)
10/03/20	5.000%	$22,942	$23,195
New Breed, Inc. Term Loan (e)(h)
10/01/19	6.000%	44,289	44,289
New HB Acquisition LLC Tranche B Term Loan (e)(h)
04/09/20	6.750%	12,000	12,450
PQ Corp. Term Loan (e)(h)
08/07/17	4.500%	44,550	44,892
Ply Gem Industries, Inc. Term Loan (e)(h)(i)
01/10/21	4.000%	4,000	4,007
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (e)(h)
08/21/20	5.750%	20,000	20,415

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
TWCC Holding Corp. 2nd Lien Term Loan (e)(h)
12/04/20	7.000%	$2,000	$2,015
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan (e)(h)
07/03/19	4.250%	7,980	8,040
Total			370,636
Total Senior Loans (Cost: $383,358)			$390,848

		Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.077% (j)(k)		4,386,666	$4,386,666
Total Money Market Funds (Cost: $4,386,666)			$4,386,666
Total Investments (Cost: $147,933,063) (l)			$149,139,205(m)
Other Assets & Liabilities, Net			2,915,975
Net Assets			$152,055,180

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	2/7/2014	4,180,000 BRL	1,730,849 USD	59	—
HSBC Securities (USA), Inc.	2/7/2014	1,421,174 USD	1,520,000 CAD	—	(56,505)
UBS	2/10/2014	2,190,466 USD	28,742,000 MXN	—	(42,358)
Citigroup Global Markets Inc.	2/12/2014	9,328,000 CHF	10,361,506 USD	72,476	—
Barclays Bank PLC	2/12/2014	10,000 GBP	16,614 USD	175	—
Barclays Bank PLC	2/12/2014	10,443,000 GBP	17,133,465 USD	—	(32,829)
Cowen & Co., LLC	2/12/2014	711,914,000 JPY	6,943,646 USD	—	(24,525)
J.P. Morgan Securities, Inc.	2/12/2014	5,843,000 PLN	1,903,567 USD	50,747	—
HSBC Securities (USA), Inc.	2/12/2014	6,933,174 USD	7,934,000 AUD	6,776	—
STCB	2/12/2014	10,544,554 USD	11,474,000 CAD	—	(244,220)
State Street Bank & Trust Company	2/12/2014	17,472,475 USD	107,148,000 NOK	—	(408,425)
STCB	2/13/2014	384,000 CHF	421,462 USD	—	(2,104)
STCB	2/13/2014	43,962,000 JPY	421,595 USD	—	(8,705)
Citigroup Global Markets Inc.	2/13/2014	28,700,000 THB	862,266 USD	—	(6,754)
STCB	2/13/2014	959,576 USD	585,000 GBP	2,046	—
J.P. Morgan Securities, Inc.	2/13/2014	1,154,537 USD	1,468,000 SGD	—	(4,740)
Standard Chartered Bank	2/14/2014	7,310,000 CAD	6,719,973 USD	157,994	—
Standard Chartered Bank	2/14/2014	338,102,000 CLP	634,284 USD	26,290	—
HSBC Securities (USA), Inc.	2/14/2014	7,762,000 EUR	10,622,142 USD	153,508	—
Cowen & Co., LLC	2/14/2014	1,087,000 ILS	309,816 USD	690	—
Cowen & Co., LLC	2/14/2014	381,160,000 JPY	3,688,950 USD	—	(41,853)
Deutsche Bank Securities Inc.	2/14/2014	8,221,000 MXN	629,962 USD	15,732	—
J.P. Morgan Securities, Inc.	2/14/2014	619,580 USD	1,479,000 BRL	—	(8,264)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
STCB	2/14/2014	6,580,576 USD	7,310,000 CAD	—	(18,597)
HSBC Securities (USA), Inc.	2/14/2014	10,596,838 USD	7,762,000 EUR	—	(128,204)
Citigroup Global Markets Inc.	2/14/2014	615,763 USD	38,596,000 INR	—	(798)
Cowen & Co., LLC	2/14/2014	3,675,957 USD	381,160,000 JPY	54,846	—
J.P. Morgan Securities, Inc.	2/14/2014	7,381,163 USD	769,208,000 JPY	147,862	—
Barclays Bank PLC	2/14/2014	319,776 USD	10,668,000 RUB	—	(17,064)
UBS	2/20/2014	1,996,000 NZD	1,674,780 USD	62,485	—
Citigroup Global Markets Inc.	2/21/2014	1,625,774 USD	1,730,458,000 KRW	—	(21,006)
J.P. Morgan Securities, Inc.	2/21/2014	923,364 USD	41,339,000 PHP	—	(11,491)
Cowen & Co., LLC	2/24/2014	6,050,000 CHF	6,652,299 USD	—	(21,599)
State Street Bank & Trust Company	2/25/2014	1,465,965 USD	9,000,000 NOK	—	(33,291)
Morgan Stanley	2/27/2014	33,816,000 CZK	1,667,061 USD	10,448	—
HSBC Securities (USA), Inc.	2/27/2014	2,215,729 USD	2,511,000 AUD	—	(21,404)
State Street Bank & Trust Company	2/27/2014	12,858,063 USD	9,484,000 EUR	—	(66,917)
Goldman, Sachs & Co.	2/28/2014	15,189,000 SEK	2,338,064 USD	20,489	—
Citigroup Global Markets Inc.	2/28/2014	1,281,407 USD	4,284,000 MYR	—	(2,181)
Total				782,623	(1,223,834)

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, securities and cash totaling $421,201 and $285,827, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	30	EUR	5,127,621	03/2014	67,743	—
JPN 10YR BOND (TSE)	(8)	JPY	(11,333,268)	03/2014	—	(58,765)
LONG GILT	63	GBP	11,432,608	03/2014	266,612	—
US 10YR NOTE	(89)	USD	(11,191,750)	03/2014	258	—
US 2YR NOTE	11	USD	2,422,234	03/2014	—	(188)
US 5YR NOTE	(81)	USD	(9,770,625)	03/2014	—	(26,128)
US ULTRA T-BOND	(30)	USD	(4,314,375)	03/2014	—	(137,381)
Total			(17,627,555)		334,613	(222,462)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $26,515,508 or 17.44% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Variable rate security.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Zero coupon bond.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,499,301	14,820,890	(14,933,525)	4,386,666	1,437	4,386,666

(l)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $147,933,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,213,000
Unrealized Depreciation	(5,007,000)
Net Unrealized Appreciation	$1,206,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	40,924,399	—	40,924,399
Residential Mortgage-Backed Securities - Agency	—	10,108,550	—	10,108,550
Commercial Mortgage-Backed Securities - Agency	—	4,126,211	—	4,126,211
Commercial Mortgage-Backed Securities - Non-Agency	—	4,649,838	—	4,649,838
Asset-Backed Securities - Non-Agency	—	4,947,570	—	4,947,570
Inflation-Indexed Bonds	—	3,754,203	—	3,754,203
U.S. Treasury Obligations	2,629,051	—	—	2,629,051
Foreign Government Obligations	—	73,221,869	—	73,221,869
Total Bonds	2,629,051	141,732,640	—	144,361,691
Other
Senior Loans
Food and Beverage	—	—	12,450	12,450
Lodging	—	25,504	6,135	31,639
All Other Industries	—	346,759	—	346,759
Total Other	—	372,263	18,585	390,848
Mutual Funds
Money Market Funds	4,386,666	—	—	4,386,666
Total Mutual Funds	4,386,666	—	—	4,386,666
Investments in Securities	7,015,717	142,104,903	18,585	149,139,205
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	782,623	—	782,623
Futures Contracts	334,613	—	—	334,613
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,223,834)	—	(1,223,834)
Futures Contracts	(222,462)	—	—	(222,462)
Total	7,127,868	141,663,692	18,585	148,810,145

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Equity Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
BELGIUM 1.4%
Anheuser-Busch InBev NV	57,253	$5,486,275
CANADA 2.1%
Methanex Corp.	62,900	3,761,858
Suncor Energy, Inc.	139,400	4,579,704
Total		8,341,562
CHINA 1.3%
China Overseas Land & Investment Ltd.	958,000	2,571,603
Ping An Insurance Group Co. of China Ltd., Class H	336,000	2,715,496
Total		5,287,099
GERMANY 3.9%
Brenntag AG	29,209	5,042,453
Continental AG	24,000	5,170,914
Fresenius Medical Care AG & Co. KGaA	74,312	5,231,722
Total		15,445,089
IRELAND 1.4%
Covidien PLC	78,446	5,353,155
JAPAN 11.5%
Aeon Co., Ltd.	242,400	3,022,494
Fuji Media Holdings, Inc.	202,300	3,782,378
Japan Exchange Group, Inc.	221,600	5,353,930
Konami Corp.	126,300	3,001,857
Mazda Motor Corp. (a)	1,568,000	7,520,360
Nomura Holdings, Inc.	932,900	6,481,792
Ryohin Keikaku Co., Ltd.	31,000	2,855,465
Sekisui Chemical Co., Ltd.	542,000	6,246,966
Shimadzu Corp.	291,000	2,582,568
Sumitomo Mitsui Trust Holdings, Inc.	982,000	4,658,734
Total		45,506,544
PANAMA 1.0%
Copa Holdings SA, Class A	30,169	3,943,088
SINGAPORE 0.5%
Global Logistic Properties Ltd.	871,000	1,906,385
SOUTH KOREA 1.4%
Samsung Electronics Co., Ltd.	4,582	5,426,044

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 6.9%
Nestlé SA, Registered Shares	87,322	$6,337,382
Novartis AG, Registered Shares	61,614	4,879,375
Swatch Group AG (The)	4,660	2,778,062
TE Connectivity Ltd.	93,556	5,286,850
UBS AG, Registered Shares	409,000	8,115,491
Total		27,397,160
UNITED KINGDOM 9.9%
Aon PLC	64,721	5,207,452
BG Group PLC	204,665	3,438,504
HSBC Holdings PLC	585,351	6,033,356
Liberty Global PLC, Class A (a)	56,187	4,491,027
Tullow Oil PLC	151,500	1,968,745
Unilever PLC	179,195	6,890,189
Vodafone Group PLC	1,671,221	6,224,049
Whitbread PLC	76,606	4,723,728
Total		38,977,050
UNITED STATES 54.4%
Affiliated Managers Group, Inc. (a)	17,691	3,524,755
Airgas, Inc.	39,956	4,125,057
American Express Co.	79,724	6,778,134
American International Group, Inc.	105,271	5,048,797
Amgen, Inc.	34,161	4,063,451
Apple, Inc.	15,905	7,962,043
Autodesk, Inc. (a)	91,720	4,700,650
Bristol-Myers Squibb Co.	122,601	6,126,372
Charter Communications Operating LLC, Class A (a)	37,000	5,069,000
Comcast Corp., Class A	140,482	7,649,245
Discover Financial Services	59,133	3,172,485
eBay, Inc. (a)	176,065	9,366,658
EMC Corp.	175,092	4,244,230
Equifax, Inc.	113,103	7,923,996
Estee Lauder Companies, Inc. (The), Class A	27,000	1,855,980
Facebook, Inc., Class A (a)	112,624	7,046,884
Fidelity National Financial, Inc., Class A	144,366	4,553,304
Gilead Sciences, Inc. (a)	56,018	4,517,852
Google, Inc., Class A (a)	8,364	9,877,633
JPMorgan Chase & Co.	148,789	8,236,959
Lam Research Corp. (a)	74,703	3,780,719
Las Vegas Sands Corp.	82,148	6,285,965
LyondellBasell Industries NV, Class A	37,759	2,973,899
MasterCard, Inc., Class A	53,280	4,032,230
McDonald’s Corp.	24,683	2,324,398
Mead Johnson Nutrition Co.	48,476	3,727,320

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
National Oilwell Varco, Inc.	59,005	$4,425,965
Occidental Petroleum Corp.	51,217	4,485,073
Pfizer, Inc.	200,693	6,101,067
Philip Morris International, Inc.	29,762	2,325,603
Praxair, Inc.	31,356	3,910,720
priceline.com, Inc. (a)	5,848	6,695,317
QUALCOMM, Inc.	50,455	3,744,770
Sirona Dental Systems, Inc. (a)	51,583	3,710,881
Tyco International Ltd.	179,578	7,271,113
Union Pacific Corp.	30,909	5,385,584
United Rentals, Inc. (a)	100,408	8,127,024
Visa, Inc., Class A	23,048	4,965,231
Walt Disney Co. (The)	120,752	8,767,803
WESCO International, Inc. (a)	71,741	5,951,633
Total		214,835,800
Total Common Stocks (Cost: $310,282,244)		$377,905,251

Issuer	Shares	Value

Limited Partnerships 3.2%
UNITED STATES 3.2%
Apollo Global Management LLC, Class A	115,000	$3,731,750
Blackstone Group LP	139,486	4,568,166
Enterprise Products Partners LP	69,278	4,598,674
Total		12,898,590
Total Limited Partnerships (Cost: $9,716,748)		$12,898,590

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	2,708,681	$2,708,681
Total Money Market Funds (Cost: $2,708,681)		$2,708,681
Total Investments
(Cost: $322,707,673) (d)		$393,512,522(e)
Other Assets & Liabilities, Net		1,476,404
Net Assets		$394,988,926

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,064,443	35,097,657	(33,453,419)	2,708,681	1,126	2,708,681

(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $322,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,988,000
Unrealized Depreciation	(6,183,000)
Net Unrealized Appreciation	$70,805,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	41,282,754	33,077,873	—	74,360,627
Consumer Staples	7,908,902	21,736,340	—	29,645,242
Energy	13,490,742	5,407,249	—	18,897,991
Financials	36,521,886	37,836,787	—	74,358,673
Health Care	29,872,778	10,111,097	—	39,983,875
Industrials	38,602,439	5,042,453	—	43,644,892
Information Technology	65,007,897	11,010,470	—	76,018,367
Materials	14,771,534	—	—	14,771,534
Telecommunication Services	—	6,224,050	—	6,224,050
Total Equity Securities	247,458,932	130,446,319	—	377,905,251
Other
Limited Partnerships	12,898,590	—	—	12,898,590
Total Other	12,898,590	—	—	12,898,590
Mutual Funds
Money Market Funds	2,708,681	—	—	2,708,681
Total Mutual Funds	2,708,681	—	—	2,708,681
Total	263,066,203	130,446,319	—	393,512,522

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 2.7%
Media 2.4%
CBS Corp., Class B Non Voting	18,800	$1,103,936
Comcast Corp., Class A	95,000	5,172,750
Time Warner Cable, Inc.	22,700	3,025,229
Twenty-First Century Fox, Inc., Class A	53,700	1,708,734
Total		11,010,649
Specialty Retail 0.3%
GameStop Corp., Class A	36,600	1,283,562
TOTAL CONSUMER DISCRETIONARY		12,294,211
FINANCIALS 0.4%
Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	20,500	1,658,040
TOTAL FINANCIALS		1,658,040
HEALTH CARE 0.3%
Health Care Technology 0.3%
Veeva Systems Inc., Class A (a)	44,200	1,405,118
TOTAL HEALTH CARE		1,405,118
INDUSTRIALS 1.1%
Commercial Services & Supplies 0.5%
MiX Telematics Ltd., ADR (a)	199,174	2,372,163
Electrical Equipment 0.6%
Nidec Corp.	24,600	2,736,899
TOTAL INDUSTRIALS		5,109,062
INFORMATION TECHNOLOGY 94.1%
Communications Equipment 6.9%
Cisco Systems, Inc.	486,900	10,667,979
Juniper Networks, Inc. (a)	112,300	2,988,303
QUALCOMM, Inc.	231,341	17,170,129
Total		30,826,411
Computers & Peripherals 14.0%
Apple, Inc.	43,355	21,703,513
Electronics for Imaging, Inc. (a)	197,884	8,384,345
EMC Corp.	667,300	16,175,352
NCR Corp. (a)	175,848	6,188,091

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
NetApp, Inc.	252,981	$10,711,216
Total		63,162,517
Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd. (a)	51,000	1,648,830
Internet Software & Services 10.9%
Akamai Technologies, Inc. (a)	23,600	1,125,248
Baidu, Inc., ADR (a)	7,100	1,111,150
Criteo SA, ADR (a)	32,989	1,160,883
Equinix, Inc. (a)	32,400	6,000,480
Facebook, Inc., Class A (a)	55,000	3,441,350
Google, Inc., Class A (a)	21,000	24,800,370
Pandora Media, Inc. (a)	69,900	2,521,293
Telecity Group PLC	170,500	2,004,036
Trulia, Inc. (a)	65,600	2,265,168
ValueClick, Inc. (a)	95,600	2,055,400
Xoom Corp. (a)	92,436	2,531,822
Total		49,017,200
IT Services 4.5%
Groupe Steria SCA	146,760	2,969,027
Luxoft Holding, Inc. (a)	104,669	3,913,574
QIWI PLC, ADR	68,616	2,476,351
Tech Mahindra Ltd.	107,000	3,049,414
Visa, Inc., Class A	19,800	4,265,514
WNS Holdings Ltd., ADR (a)	169,026	3,639,130
Total		20,313,010
Semiconductors & Semiconductor Equipment 30.3%
Advanced Micro Devices, Inc. (a)	314,263	1,077,922
ASM International NV	39,800	1,333,904
Avago Technologies Ltd.	242,406	13,245,064
Broadcom Corp., Class A	505,500	15,043,680
KLA-Tencor Corp.	136,800	8,409,096
Lam Research Corp. (a)	465,237	23,545,645
Lattice Semiconductor Corp. (a)	393,598	2,274,996
Marvell Technology Group Ltd.	641,978	9,584,732
Maxim Integrated Products, Inc.	145,800	4,411,908
Microsemi Corp. (a)	361,100	8,464,184
Montage Technology Group Ltd. (a)	151,562	3,331,333
NXP Semiconductor NV (a)	50,900	2,461,015
Samsung Electronics Co., Ltd.	3,300	3,907,889
Skyworks Solutions, Inc. (a)	395,894	11,975,793
Spansion, Inc., Class A (a)	182,100	2,731,500
Synaptics, Inc. (a)	158,700	9,261,732

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	67,500	$1,142,100
Teradyne, Inc. (a)	748,100	14,071,761
Total		136,274,254
Software 27.1%
Application Software 16.9%
BroadSoft, Inc. (a)	80,300	2,457,983
Citrix Systems, Inc. (a)	153,100	8,278,117
Informatica Corp. (a)	34,100	1,376,276
Nuance Communications, Inc. (a)	525,899	8,062,032
PTC, Inc. (a)	75,573	2,696,444
QLIK Technologies, Inc. (a)	137,100	3,704,442
Salesforce.com, Inc. (a)	138,733	8,397,508
SolarWinds, Inc. (a)	79,300	3,163,277
Synopsys, Inc. (a)	845,666	33,708,247
TIBCO Software, Inc. (a)	31,300	666,377
TiVo, Inc. (a)	279,618	3,464,467
Total		75,975,170
Home Entertainment Software 1.2%
Activision Blizzard, Inc.	306,000	5,241,780
Systems Software 9.0%
Allot Communications Ltd. (a)	87,700	1,404,954
Check Point Software Technologies Ltd. (a)	372,005	24,340,287
CommVault Systems, Inc. (a)	28,714	1,983,276
Microsoft Corp.	95,200	3,603,320

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
VMware, Inc., Class A (a)	103,600	$9,338,504
Total		40,670,341
TOTAL SOFTWARE		121,887,291
TOTAL INFORMATION TECHNOLOGY		423,129,513
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	83,800	2,264,276
TOTAL TELECOMMUNICATION SERVICES		2,264,276
Total Common Stocks (Cost: $352,532,011)		$445,860,220

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.077% (b)(c)	11,523,778	$11,523,778
Total Money Market Funds (Cost: $11,523,778)		$11,523,778
Total Investments
(Cost: $364,055,789) (d)		$457,383,998(e)
Other Assets & Liabilities, Net		(7,520,022)
Net Assets		$449,863,976

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,611,314	53,107,153	(65,194,689)	11,523,778	5,258	11,523,778

(d)

At January 31, 2014, the cost of securities for federal income tax purposes was approximately $364,056,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$101,894,000
Unrealized Depreciation	(8,566,000)
Net Unrealized Appreciation	$93,328,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,294,211	—	—	12,294,211
Financials	1,658,040	—	—	1,658,040
Health Care	1,405,118	—	—	1,405,118
Industrials	2,372,163	2,736,899	—	5,109,062
Information Technology	409,865,243	13,264,270	—	423,129,513
Telecommunication Services	2,264,276	—	—	2,264,276
Total Equity Securities	429,859,051	16,001,169	—	445,860,220
Mutual Funds
Money Market Funds	11,523,778	—	—	11,523,778
Total Mutual Funds	11,523,778	—	—	11,523,778
Total	441,382,829	16,001,169	—	457,383,998

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014